Inventories (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventories
Raw materials, work in process and supplies	¥ 3,004,293		¥ 1,468,801
Finished products	2,511,488		149,089
Total	¥ 5,515,781	$ 775,396	¥ 1,617,890